Related Party Transactions	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 18 – RELATED PARTY TRANSACTIONS

Nature of relationships with related parties

Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer
Jun Zheng	Director of the Company
Xiaodong Ji	Independent Director of the Company
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Management Co., Ltd	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.	An entity controlled by Xiaodong Ji

Related party balances

The amounts due from related parties as of March 31, 2026 and 2025 were as follows:

	As of March 31,
	2026	2025

Jiangsu Sutaitang Online Commercial Co., Ltd.	$-	$370,862
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	-	41,561
Taizhou Su Xuan Tang Chinese Medicine Clinic	-	5,140
Jiangsu Health Pharmaceutical Investment Management Co., Ltd	2,073,369	-
Total due from related parties	$2,073,369	$417,563

As of March 31, 2026, the Company had amounts due from related parties of $15,845,588 and amounts due to related parties of $13,772,219. Pursuant to an offsetting agreement with the related parties, these balances are presented on a net basis, resulting in a net amount due from related parties of $2,073,369. These balances are unsecured, interest-free, and repayable on demand.

Related party transactions

1) Revenues generated from related parties

The company sells several TCMP products to related companies based on terms and conditions mutually agreed between the relevant parties. These related party transactions were conducted in the ordinary course of business of the Company.

	For the years ended March 31,
	2026	2025	2024

Taizhou Su Xuan Tang Chinese Hospital Co. Ltd.	-	1,621	25,528
Taizhou Su Xuan Tang Chinese Medicine Clinic	-	1,091	2,232
Taizhou Jiutian Pharmaceutical Co. Ltd.	41	1,589	-
Total revenue generated from related parties	$41	$4,301	$27,760

2) Other related party transactions

On January 1, 2018, the Company entered into a lease agreement with Jiangsu Health Pharmaceutical Investment Co., Ltd. to obtain the right of use for office and warehouse of 3,627 square meters for 10 years for free. The Company recorded right-of-use assets and lease expenses based on the fair value for the lease. For the years ended March 31, 2026, 2025 and 2024, the Company record operating lease expenses were $69,551, $69,343, and $69,819, respectively.

Guarantee

For the years ended March 31, 2026 and 2025, Taizhou Suxuantang signed several financial guarantee agreements for its related parties. Details of the financial guarantee agreements, please refer to Note 19.